Schedule of Business Acquisition Pro Forma Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 2,853,636	$ 12,108,434	$ 19,695,782
Loss from continuing operations	(7,397,148)	(28,420,775)	(90,132,215)
Less: dividends accrued on series B preferred stock	3,595		(782,887)
Net loss from continuing operations available to ordinary shareholders	(7,400,743)	(28,420,775)	(90,915,102)
Net income (loss) from discontinued operations, net of tax, available to ordinary shareholders	(108,000)	70,024	(49,000)
Net loss available to ordinary shareholders	$ (7,508,743)	$ (28,350,751)	$ (90,964,102)
Net loss from continuing operations per share	$ (3.18)	$ (1.14)	$ (6.36)
Net loss from discontinued operations per share	(0.05)
Net loss per share	$ (3.23)	$ (1.14)	$ (6.36)
Less: dividends accrued on series B preferred stock	$ (3,595)		$ 782,887